Equity (Details Narrative) (10-K) - USD ($)		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 05, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019	Jan. 31, 2021
Common stock shares authorized			300,000,000		300,000,000	300,000,000	300,000,000
Common stock par value per share			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized			20,000,000		20,000,000	20,000,000	20,000,000
Common stock shares issued			7,534,513		7,035,771	6,860,246	6,860,246
Common stock shares outstanding			7,534,513		7,035,771	6,860,246	6,860,246
Preferred stock shares issued			0		0	0	0
Preferred stock shares outstanding			0		0	0	0
Proceeds from sale of common stock			$ 324,629		$ 7,000		$ 2,010,366
Stock issued during period value		$ 238,475	$ 346,010		$ 7,000	$ 2,010,367
Stock options granted during period value			576,408	639,543	766,455		1,060,557
Stock options exercise price per share
Prepaid expenses					$ 17,000	290,000	$ 290,000
General and administration expense			$ 1,343,532	$ 1,312,823	$ 1,835,147		2,393,968
2016 Equity Incentive Plan [Member]
Option expiration term					10 years
Stock available for issuance					910,000
Stock options granted, fair value			$ 2,100,000	$ 1,750,000	$ 2,700,000		3,300,000
Prepaid expenses					170,000	290,000	290,000
General and administration expense					115,000		10,000
Unrecognized compensation expense to employees and vendors					$ 1,620,000	$ 1,740,000	$ 1,740,000
Unrecognized compensation expenses recognition period					1 year 7 days		1 year 6 months 14 days
Stock options intrinsic value per share					$ 4.50		$ 4.00
2016 Equity Incentive Plan [Member] | Minimum [Member]
Vesting period					0 years
Aggregate number of common stock shares reserved for future issuance								5,000,000
2016 Equity Incentive Plan [Member] | Maximum [Member]
Vesting period					3 years
Aggregate number of common stock shares reserved for future issuance					5,000,000			10,000,000
To Satisfy Contingent Liabilities [Member]
Stock issued during period shares					28,000		23,000
Stock issued during period value					$ 130,000		$ 90,000
Convertible Promissory Notes [Member]
Stock issued during period shares	44,000		332,000		45,000
Stock issued during period value	$ 192,000		$ 1,220,000		$ 170,000
Convertible Promissory Notes [Member] | Prepay Interest on Notes [Member]
Stock issued during period shares					57,000
Investors [Member]
Stock issued during period shares			76,900		1,556		510,000
Proceeds from sale of common stock			$ 346,000		$ 7,000		$ 2,000,000
Related Parties [Member]
Stock issued during period shares							30,000
Proceeds from sale of common stock							$ 110,000
Vendors [Member]
Stock issued during period shares for services			20,800	23,700	24,000		47,000
Share-based compensation expense			$ 94,000	$ 101,500	$ 100,000		$ 160,000
Employees [Member]
Stock issued during period shares for services					20,000		39,000
Share-based compensation expense					$ 90,000		$ 160,000
Advisors [Member]
Stock options exercise price per share							$ 5.25
Stock options exercise period							3 years
Advisors [Member] | 2016 Equity Incentive Plan [Member]
Stock options granted during period value							310,000
Stock options exercise price per share							$ 5.25
Stock options exercise period							3 years